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      SUPPLEMENT TO THE CLASS A, B AND C CLASS PROSPECTUS AND STATEMENT
                           OF ADDITIONAL INFORMATION

                        CREDIT SUISSE OPPORTUNITY FUNDS
                             INTERNATIONAL FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Steven D. Bleiberg, Emily Alejos and Staci Lombard continue to serves as Co-Portfolio Managers of the fund. Richard W. Watt no longer serves as Co-Portfolio Manager of the fund.

Dated: December 19, 2002


                                                                   CSDVI-16-1202
                                                                   2002-039